Unbilled Revenue - Summary of Unbilled Revenue (Details) - USD ($) $ in Millions		Mar. 31, 2022	Mar. 31, 2021
Revenue [Abstract]
Unbilled financial asset	[1]	$ 838	$ 489
Unbilled non financial asset	[2]	812	622
Unbilled Revenue		$ 1,650	$ 1,111

[1]	Right to consideration is unconditional and is due only after a passage of time.
[2]	Right to consideration is dependent on completion of contractual milestones.